Employee Benefits and Compensation Plans (Defined Benefit Pension Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Compensation Related Costs [Abstract]
Defined Benefit Plan, Accumulated Benefit Obligation	$ 355	$ 528
Defined Benefit Plan, Fair Value of Plan Assets	214	398
Defined Benefit Plan, Funded Status of Plan	(141)	(130)
Defined Benefit Pension Plan Settlement Loss	$ 23